Vanguard Small-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (3.4%)
	Royal Gold Inc.	1,525,435	183,312
	Reliance Steel & Aluminum Co.	1,482,781	151,303
	Mosaic Co.	7,935,657	144,984
	Scotts Miracle-Gro Co.	908,007	138,843
	Steel Dynamics Inc.	4,648,063	133,074
	Huntsman Corp.	4,617,642	102,558
	Ashland Global Holdings Inc.	1,406,172	99,726
	Timken Co.	1,571,081	85,184
	Valvoline Inc.	4,304,699	81,962
	Chemours Co.	3,820,974	79,897
	Rexnord Corp.	2,665,849	79,549
	CF Industries Holdings Inc.	2,487,607	76,394
	UFP Industries Inc.	1,351,698	76,385
	Balchem Corp.	752,627	73,479
	NewMarket Corp.	203,268	69,583
*	RBC Bearings Inc.	553,947	67,144
*	Univar Solutions Inc.	3,931,366	66,362
	Hexcel Corp.	1,942,485	65,170
	Hecla Mining Co.	12,300,584	62,487
	W R Grace & Co.	1,540,095	62,050
[1]	Cleveland-Cliffs Inc.	9,287,334	59,625
	Sensient Technologies Corp.	985,611	56,909
	Avient Corp.	2,127,643	56,297
	Quaker Chemical Corp.	310,563	55,811
	Commercial Metals Co.	2,769,950	55,344
*	Element Solutions Inc.	4,922,112	51,731
	Stepan Co.	469,124	51,135
*	Alcoa Corp.	4,323,487	50,282
*	Ingevity Corp.	960,116	47,468
	Compass Minerals International Inc.	789,337	46,847
	Cabot Corp.	1,181,587	42,573
	Olin Corp.	3,303,069	40,892
	Minerals Technologies Inc.	793,725	40,559
*	Coeur Mining Inc.	5,096,512	37,612
	Boise Cascade Co.	910,647	36,353
	Innospec Inc.	570,907	36,150
	Mueller Industries Inc.	1,259,187	34,074
[1]	United States Steel Corp.	4,607,656	33,820
	Domtar Corp.	1,282,229	33,684
	Worthington Industries Inc.	824,885	33,639
*	GCP Applied Technologies Inc.	1,362,743	28,550

		Shares	Market Value ($000)
	Materion Corp.	474,014	24,663
	Westlake Chemical Corp.	372,323	23,538
	Schweitzer-Mauduit International Inc.	731,896	22,242
	Carpenter Technology Corp.	1,109,021	20,140
	Kaiser Aluminum Corp.	350,548	18,786
	Tronox Holdings plc Class A	2,011,078	15,827
	GrafTech International Ltd.	2,182,057	14,925
	P H Glatfelter Co.	1,036,413	14,271
*	Kraton Corp.	702,793	12,524
	Schnitzer Steel Industries Inc. Class A	593,914	11,421
	Tredegar Corp.	655,699	9,750
*	PQ Group Holdings Inc.	931,521	9,557
*	Koppers Holdings Inc.	456,750	9,551
	American Vanguard Corp.	622,070	8,174
*	Century Aluminum Co.	1,142,020	8,131
	FutureFuel Corp.	579,238	6,586
*	Hycroft Mining Holding Corp. Warrants Exp. 10/22/2022	19	—
			3,058,887
Consumer Discretionary (15.2%)
*	Etsy Inc.	2,775,152	337,542
	Pool Corp.	885,393	296,199
*	Caesars Entertainment Inc.	4,406,099	247,006
*	Penn National Gaming Inc.	3,350,132	243,555
*	Peloton Interactive Inc. Class A	2,276,478	225,918
*	Zynga Inc. Class A	23,757,652	216,670
*	Bright Horizons Family Solutions Inc.	1,404,930	213,606
*	Chegg Inc.	2,746,600	196,217
*	Floor & Decor Holdings Inc. Class A	2,291,759	171,424
*	Five Below Inc.	1,296,693	164,680
	L Brands Inc.	5,169,234	164,433
	Service Corp. International	3,893,024	164,208
	Williams-Sonoma Inc.	1,809,176	163,622
*	Liberty Media Corp.-Liberty Formula One Class C	4,481,380	162,540
*	IAA Inc.	3,117,848	162,346
*	Burlington Stores Inc.	769,361	158,558
	Dunkin' Brands Group Inc.	1,913,242	156,714
	Newell Brands Inc.	8,881,514	152,407
	New York Times Co. Class A	3,473,861	148,647
	Gentex Corp.	5,716,532	147,201
*	Deckers Outdoor Corp.	651,591	143,357
*	RH	358,962	137,346
*	BJ's Wholesale Club Holdings Inc.	3,208,209	133,301
	Toll Brothers Inc.	2,629,662	127,959
	Polaris Inc.	1,355,204	127,850
	Churchill Downs Inc.	779,537	127,704
	Hanesbrands Inc.	8,096,631	127,522
	Leggett & Platt Inc.	3,079,402	126,779
*	SiteOne Landscape Supply Inc.	1,026,941	125,235
*	ServiceMaster Global Holdings Inc.	3,069,701	122,420
	Nielsen Holdings plc	8,298,093	117,667
	Thor Industries Inc.	1,219,811	116,199
*	Planet Fitness Inc. Class A	1,860,800	114,662
	Lithia Motors Inc. Class A	495,867	113,028
	Gap Inc.	6,514,560	110,943
*,1	Norwegian Cruise Line Holdings Ltd.	6,409,967	109,675
	Wyndham Hotels & Resorts Inc.	2,166,479	109,407
	Alaska Air Group Inc.	2,876,725	105,374
*	Tempur Sealy International Inc.	1,139,335	101,617

		Shares	Market Value ($000)
	Tapestry Inc.	6,423,926	100,406
	Vail Resorts Inc.	466,530	99,823
	PVH Corp.	1,652,087	98,530
*	AutoNation Inc.	1,825,488	96,623
*	Meritage Homes Corp.	874,315	96,516
*	Skechers U.S.A. Inc. Class A	3,169,043	95,768
*	Mattel Inc.	8,069,160	94,409
	Dolby Laboratories Inc. Class A	1,421,384	94,209
	Wingstop Inc.	688,416	94,072
*	Stamps.com Inc.	388,328	93,568
	Texas Roadhouse Inc. Class A	1,533,261	93,207
	Wendy's Co.	4,164,143	92,840
	Nexstar Media Group Inc. Class A	1,000,885	90,010
	Aaron's Inc.	1,561,468	88,457
*	Grand Canyon Education Inc.	1,099,422	87,888
	Carter's Inc.	1,014,627	87,846
	Harley-Davidson Inc.	3,564,768	87,479
	Marriott Vacations Worldwide Corp.	954,844	86,709
	Dick's Sporting Goods Inc.	1,439,271	83,305
*	Murphy USA Inc.	644,584	82,681
*	YETI Holdings Inc.	1,821,241	82,539
	Foot Locker Inc.	2,424,225	80,072
*	frontdoor Inc.	1,986,797	77,306
	KB Home	2,002,086	76,860
	Lear Corp.	697,000	76,008
	Interpublic Group of Cos. Inc.	4,536,396	75,622
	AMERCO	205,288	73,078
	H&R Block Inc.	4,485,497	73,069
[1]	American Airlines Group Inc.	5,912,882	72,669
	Choice Hotels International Inc.	836,842	71,935
*	JetBlue Airways Corp.	6,339,394	71,825
*	Fox Factory Holding Corp.	964,004	71,654
*	National Vision Holdings Inc.	1,870,461	71,526
*	Taylor Morrison Home Corp. Class A	2,866,068	70,477
	Aramark	2,646,892	70,010
*	Ollie's Bargain Outlet Holdings Inc.	799,813	69,864
	Ralph Lauren Corp. Class A	1,007,826	68,502
	Kohl's Corp.	3,668,567	67,979
*	Madison Square Garden Sports Corp.	430,336	64,757
	Qurate Retail Inc. Class A	9,011,739	64,704
*	Mohawk Industries Inc.	662,118	64,616
*	Crocs Inc.	1,490,390	63,684
	Cracker Barrel Old Country Store Inc.	551,019	63,180
*	Capri Holdings Ltd.	3,495,740	62,923
*	Vivint Solar Inc.	1,459,449	61,808
	Wyndham Destinations Inc.	1,982,989	60,997
	Columbia Sportswear Co.	691,678	60,162
	TEGNA Inc.	5,094,981	59,866
	Papa John's International Inc.	724,889	59,644
	LCI Industries	555,983	59,095
*	Dorman Products Inc.	641,271	57,958
	Boyd Gaming Corp.	1,813,147	55,645
	MDC Holdings Inc.	1,180,086	55,582
*	TRI Pointe Group Inc.	3,032,435	55,008
*	Shake Shack Inc. Class A	844,637	54,462
*	2U Inc.	1,573,288	53,272
[1]	American Eagle Outfitters Inc.	3,463,553	51,295
	Strategic Education Inc.	560,776	51,294

		Shares	Market Value ($000)
*	Under Armour Inc. Class A	4,507,261	50,617
	Hyatt Hotels Corp. Class A	893,365	47,679
	Sabre Corp.	7,245,487	47,168
*,1	iRobot Corp.	618,557	46,948
	Wolverine World Wide Inc.	1,807,827	46,714
*	Scientific Games Corp.	1,320,880	46,112
*	Visteon Corp.	646,799	44,771
	Brinker International Inc.	1,047,559	44,752
	Extended Stay America Inc.	3,711,921	44,357
	World Wrestling Entertainment Inc. Class A	1,085,613	43,935
*	Under Armour Inc. Class C	4,432,960	43,620
	KAR Auction Services Inc.	3,004,493	43,265
[1]	Bed Bath & Beyond Inc.	2,811,569	42,117
	Goodyear Tire & Rubber Co.	5,415,598	41,538
	TripAdvisor Inc.	2,119,730	41,526
*	Asbury Automotive Group Inc.	425,921	41,506
*	Hilton Grand Vacations Inc.	1,976,634	41,470
	Dana Inc.	3,358,518	41,377
	Herman Miller Inc.	1,368,907	41,286
[1]	Macy's Inc.	7,209,148	41,092
	Big Lots Inc.	911,920	40,672
	Jack in the Box Inc.	500,425	39,689
*	Fitbit Inc. Class A	5,624,538	39,147
	Six Flags Entertainment Corp.	1,870,488	37,971
	PriceSmart Inc.	569,493	37,843
	Cooper Tire & Rubber Co.	1,168,618	37,045
	Graham Holdings Co. Class B	91,455	36,958
	Allegiant Travel Co. Class A	301,844	36,161
	Rent-A-Center Inc.	1,191,621	35,618
	Group 1 Automotive Inc.	402,917	35,614
	Penske Automotive Group Inc.	746,525	35,579
*	Sonos Inc.	2,311,681	35,091
	Rush Enterprises Inc. Class A	682,781	34,508
*	Overstock.com Inc.	473,800	34,422
*	Central Garden & Pet Co. Class A	948,474	34,278
	Steven Madden Ltd.	1,744,392	34,016
*	Delphi Technologies plc	2,005,567	33,513
*,1	Spirit Airlines Inc.	2,058,765	33,146
*	Laureate Education Inc. Class A	2,489,847	33,065
	SkyWest Inc.	1,107,222	33,062
*,1	Stitch Fix Inc. Class A	1,196,516	32,461
	La-Z-Boy Inc.	1,014,812	32,098
*	Avis Budget Group Inc.	1,213,101	31,929
*	Knowles Corp.	2,128,673	31,717
	John Wiley & Sons Inc. Class A	985,600	31,253
	HNI Corp.	991,726	31,120
*	WillScot Mobile Mini Holdings Corp. Class A	1,859,109	31,010
*	Madison Square Garden Entertainment Corp.	452,659	31,003
*	Gentherm Inc.	757,700	30,990
[1]	Nordstrom Inc.	2,565,175	30,577
	Monro Inc.	737,525	29,921
*	Sleep Number Corp.	611,322	29,900
[1]	Kontoor Brands Inc.	1,198,954	29,015
*	LGI Homes Inc.	248,617	28,882
*	Urban Outfitters Inc.	1,368,357	28,475
	Bloomin' Brands Inc.	1,837,833	28,064
	Red Rock Resorts Inc. Class A	1,577,246	26,971
*	Adtalem Global Education Inc.	1,087,923	26,698

		Shares	Market Value ($000)
[1]	Cheesecake Factory Inc.	954,105	26,467
	Acushnet Holdings Corp.	779,025	26,183
	Sturm Ruger & Co. Inc.	407,932	24,949
*	K12 Inc.	915,160	24,105
*	Lions Gate Entertainment Corp. Class B	2,757,109	24,042
	ODP Corp.	1,228,385	23,892
*	SeaWorld Entertainment Inc.	1,186,607	23,400
	Cinemark Holdings Inc.	2,335,594	23,356
*	Sally Beauty Holdings Inc.	2,632,819	22,879
	Signet Jewelers Ltd.	1,159,506	21,683
*,1	AMC Networks Inc. Class A	852,640	21,069
	Callaway Golf Co.	1,097,946	21,015
*	WW International Inc.	1,110,279	20,951
	Abercrombie & Fitch Co. Class A	1,455,272	20,272
[1]	Sinclair Broadcast Group Inc. Class A	1,044,469	20,085
	Sonic Automotive Inc. Class A	499,496	20,060
	Dine Brands Global Inc.	363,847	19,862
*	Liberty Media Corp.-Liberty Formula One Class A	586,435	19,651
	Coty Inc. Class A	7,133,457	19,260
	Steelcase Inc. Class A	1,850,551	18,709
	Levi Strauss & Co. Class A	1,361,949	18,250
*	RealReal Inc.	1,225,922	17,739
*	Cavco Industries Inc.	96,426	17,387
*	elf Beauty Inc.	945,095	17,361
*,1	ANGI Homeservices Inc. Class A	1,556,168	17,266
[1]	Dave & Buster's Entertainment Inc.	1,106,945	16,781
*,1	Michaels Cos. Inc.	1,718,566	16,593
	Matthews International Corp. Class A	694,118	15,520
*	Selectquote Inc.	755,322	15,295
	Inter Parfums Inc.	403,883	15,085
	Oxford Industries Inc.	370,231	14,943
	BJ's Restaurants Inc.	493,677	14,534
*	American Axle & Manufacturing Holdings Inc.	2,511,230	14,490
	Knoll Inc.	1,176,130	14,184
	Buckle Inc.	691,654	14,103
	EW Scripps Co. Class A	1,210,546	13,849
*	Vista Outdoor Inc.	677,477	13,671
*	Lions Gate Entertainment Corp. Class A	1,404,722	13,317
*	Zumiez Inc.	474,702	13,206
	Hawaiian Holdings Inc.	1,019,652	13,143
*	GoPro Inc. Class A	2,823,675	12,791
*	G-III Apparel Group Ltd.	953,095	12,495
*	Quotient Technology Inc.	1,682,244	12,415
*	Cars.com Inc.	1,487,487	12,019
	Meredith Corp.	891,850	11,701
	Camping World Holdings Inc. Class A	375,423	11,169
	Guess? Inc.	941,716	10,943
	National Presto Industries Inc.	121,459	9,943
	Smith & Wesson Brands Inc.	599,727	9,308
*	At Home Group Inc.	622,630	9,252
*	Revolve Group Inc. Class A	562,498	9,242
*	MSG Networks Inc. Class A	929,644	8,897
	Scholastic Corp.	418,741	8,789
	Interface Inc. Class A	1,332,534	8,155
*	Clear Channel Outdoor Holdings Inc.	8,115,252	8,115
*	Central Garden & Pet Co.	198,279	7,917
*	Tenneco Inc. Class A	1,138,606	7,902
	Designer Brands Inc. Class A	1,381,714	7,503

		Shares	Market Value ($000)
*	El Pollo Loco Holdings Inc.	417,602	6,765
*,1	GameStop Corp. Class A	601,657	6,137
[1]	AMC Entertainment Holdings Inc. Class A	1,234,088	5,813
[1]	Dillard's Inc. Class A	156,850	5,728
*	American Public Education Inc.	165,481	4,665
[1]	Children's Place Inc.	161,949	4,591
	Rush Enterprises Inc. Class B	101,271	4,486
	Systemax Inc.	183,615	4,396
	Caleres Inc.	430,370	4,114
*	Genesco Inc.	163,275	3,517
*	Lands' End Inc.	132,547	1,727
*	Regis Corp.	270,716	1,662
*,1	Revlon Inc. Class A	201,912	1,276
*	Corsair Gaming Inc.	29,206	587
			13,660,790
Consumer Staples (3.3%)
*	Boston Beer Co. Inc. Class A	207,276	183,099
*,1	Beyond Meat Inc.	1,089,216	180,875
	Casey's General Stores Inc.	858,230	152,465
	Bunge Ltd.	3,085,333	141,000
*	Darling Ingredients Inc.	3,766,981	135,724
*	Post Holdings Inc.	1,417,178	121,877
*	Herbalife Nutrition Ltd.	2,573,329	120,046
*	Helen of Troy Ltd.	588,902	113,964
	Ingredion Inc.	1,480,112	112,015
*	Performance Food Group Co.	3,087,057	106,874
*	US Foods Holding Corp.	4,618,571	102,625
	Flowers Foods Inc.	4,181,541	101,737
*	Freshpet Inc.	894,429	99,863
	Lancaster Colony Corp.	448,121	80,124
*	Grocery Outlet Holding Corp.	1,917,242	75,386
	Molson Coors Beverage Co. Class B	2,056,889	69,029
*	Hain Celestial Group Inc.	1,895,988	65,032
	WD-40 Co.	317,771	60,157
	Nu Skin Enterprises Inc. Class A	1,194,482	59,832
*	Sprouts Farmers Market Inc.	2,743,169	57,415
	Energizer Holdings Inc.	1,434,398	56,142
	Sanderson Farms Inc.	465,439	54,908
	Spectrum Brands Holdings Inc.	951,139	54,367
*	TreeHouse Foods Inc.	1,314,132	53,262
*	Simply Good Foods Co.	1,995,655	44,004
	J & J Snack Foods Corp.	329,285	42,936
[1]	B&G Foods Inc.	1,491,616	41,422
	Reynolds Consumer Products Inc.	1,217,354	37,275
*	Edgewell Personal Care Co.	1,261,791	35,179
*	Hostess Brands Inc. Class A	2,745,614	33,853
	Core-Mark Holding Co. Inc.	1,046,401	30,272
	Vector Group Ltd.	3,025,267	29,315
*	Cal-Maine Foods Inc.	760,353	29,175
	Coca-Cola Consolidated Inc.	108,187	26,038
	Universal Corp.	543,089	22,745
*	USANA Health Sciences Inc.	293,444	21,612
	Medifast Inc.	130,126	21,399
[1]	Utz Brands Inc.	1,072,026	19,189
*	BellRing Brands Inc. Class A	918,978	19,060
*	United Natural Foods Inc.	1,275,682	18,969
*,1	National Beverage Corp.	271,693	18,478
	Weis Markets Inc.	376,492	18,072

		Shares	Market Value ($000)
*	Pilgrim's Pride Corp.	1,138,690	17,041
	Fresh Del Monte Produce Inc.	662,956	15,195
	Seaboard Corp.	5,351	15,179
	Andersons Inc.	691,313	13,252
	ACCO Brands Corp.	2,072,288	12,019
*,1	Rite Aid Corp.	1,211,074	11,493
[1]	Tootsie Roll Industries Inc.	367,444	11,354
*,1	Vital Farms Inc.	137,201	5,561
			2,967,905
Energy (2.6%)
*	Enphase Energy Inc.	2,637,528	217,833
	Cabot Oil & Gas Corp.	9,270,346	160,933
*	First Solar Inc.	1,971,613	130,521
	Noble Energy Inc.	11,274,841	96,400
	Devon Energy Corp.	8,905,232	84,243
	Apache Corp.	8,780,347	83,150
	National Oilwell Varco Inc.	9,039,075	81,894
	Equitrans Midstream Corp.	9,556,220	80,846
	EQT Corp.	5,945,229	76,872
	Marathon Oil Corp.	18,365,210	75,114
	Targa Resources Corp.	5,153,581	72,305
[1]	New Fortress Energy Inc. Class A	1,569,179	69,060
	HollyFrontier Corp.	3,392,098	66,858
	Parsley Energy Inc. Class A	7,029,834	65,799
*	Plug Power Inc.	4,609,253	61,810
	Cimarex Energy Co.	2,374,464	57,771
	Diamondback Energy Inc.	1,834,889	55,267
	Arcosa Inc.	1,124,394	49,574
[1]	Ovintiv Inc.	5,740,633	46,844
*	WPX Energy Inc.	9,132,917	44,751
	Antero Midstream Corp.	7,199,728	38,662
*	ChampionX Corp.	4,647,553	37,134
	Range Resources Corp.	5,354,694	35,448
	Helmerich & Payne Inc.	2,383,073	34,912
*	Southwestern Energy Co.	14,061,419	33,044
*	CNX Resources Corp.	3,481,775	32,868
	Murphy Oil Corp.	3,405,528	30,377
	World Fuel Services Corp.	1,407,372	29,822
*	PDC Energy Inc.	2,323,805	28,804
*,1	SunPower Corp.	1,785,630	22,338
*	Matador Resources Co.	2,590,088	21,394
	Cactus Inc. Class A	1,109,072	21,283
	Warrior Met Coal Inc.	1,194,098	20,395
*	Dril-Quip Inc.	819,207	20,284
	Archrock Inc.	3,575,250	19,235
	Delek US Holdings Inc.	1,718,976	19,132
	Core Laboratories NV	1,038,673	15,850
[1]	Continental Resources Inc.	1,278,084	15,695
*,1	Antero Resources Corp.	5,326,767	14,649
	Arch Resources Inc.	335,913	14,270
*,1	Magnolia Oil & Gas Corp. Class A	2,722,910	14,077
	PBF Energy Inc. Class A	2,240,755	12,750
	Liberty Oilfield Services Inc. Class A	1,497,145	11,962
	Patterson-UTI Energy Inc.	4,146,221	11,817
*	NOW Inc.	2,552,695	11,589
*,1,2	Transocean Ltd.	13,629,451	10,998
	CVR Energy Inc.	675,898	8,368
*	Oceaneering International Inc.	2,252,277	7,928

		Shares	Market Value ($000)
*	ProPetro Holding Corp.	1,951,889	7,925
*	Helix Energy Solutions Group Inc.	3,233,318	7,792
*	MRC Global Inc.	1,774,358	7,594
*	NexTier Oilfield Solutions Inc.	3,498,035	6,471
*	RPC Inc.	1,534,705	4,052
	Berry Corp.	796,706	2,525
	SM Energy Co.	1,342,129	2,134
*	Oil States International Inc.	684,531	1,869
*	Gulfport Energy Corp.	3,654	2
*	Denbury Inc. Warrants Exp. 09/18/2023	2	—
			2,313,294
Financials (12.1%)
	Brown & Brown Inc.	5,589,234	253,025
	Apollo Global Management Inc. Class A	4,795,979	214,620
	RenaissanceRe Holdings Ltd.	1,190,998	202,160
	Assurant Inc.	1,387,013	168,259
	Reinsurance Group of America Inc.	1,579,947	150,395
*	Athene Holding Ltd. Class A	4,291,771	146,264
	LPL Financial Holdings Inc.	1,839,299	141,019
	Voya Financial Inc.	2,934,302	140,641
	Commerce Bancshares Inc.	2,334,069	131,385
	First American Financial Corp.	2,463,637	125,424
	Erie Indemnity Co. Class A	590,757	124,224
	Comerica Inc.	3,233,461	123,680
	Invesco Ltd.	10,679,399	121,852
	First Horizon National Corp.	12,866,295	121,329
	American Financial Group Inc.	1,750,309	117,236
	Zions Bancorp NA	3,812,046	111,388
	East West Bancorp Inc.	3,290,267	107,723
	Prosperity Bancshares Inc.	2,046,831	106,087
	Tradeweb Markets Inc. Class A	1,794,025	104,053
	Primerica Inc.	918,975	103,973
	People's United Financial Inc.	9,877,822	101,840
	Ares Management Corp. Class A	2,498,674	100,996
	Carlyle Group Inc.	4,054,044	100,013
	Old Republic International Corp.	6,716,512	99,001
	Signature Bank	1,192,602	98,974
	Kemper Corp.	1,443,181	96,448
	Eaton Vance Corp.	2,522,718	96,242
	Kinsale Capital Group Inc.	499,617	95,017
	Starwood Property Trust Inc.	6,283,922	94,824
	Essent Group Ltd.	2,483,982	91,932
	AGNC Investment Corp.	6,464,162	89,917
	First Financial Bankshares Inc.	3,137,595	87,570
	New York Community Bancorp Inc.	10,244,614	84,723
	Cullen/Frost Bankers Inc.	1,311,195	83,851
	Jefferies Financial Group Inc.	4,651,786	83,732
	RLI Corp.	993,154	83,157
	TCF Financial Corp.	3,544,513	82,800
	Alleghany Corp.	158,040	82,252
	Morningstar Inc.	498,978	80,141
	South State Corp.	1,649,533	79,425
	Axis Capital Holdings Ltd.	1,764,619	77,714
	SEI Investments Co.	1,531,926	77,699
	New Residential Investment Corp.	9,681,849	76,971
	Lazard Ltd. Class A	2,319,710	76,666
	Stifel Financial Corp.	1,514,920	76,594
*,1	Credit Acceptance Corp.	225,782	76,459

		Shares	Market Value ($000)
*	Cannae Holdings Inc.	2,025,191	75,459
	Janus Henderson Group plc	3,420,452	74,292
	Hanover Insurance Group Inc.	789,302	73,547
	Unum Group	4,265,578	71,790
	Selective Insurance Group Inc.	1,391,092	71,627
	Popular Inc.	1,959,998	71,089
	Glacier Bancorp Inc.	2,216,945	71,053
	Blackstone Mortgage Trust Inc. Class A	3,226,908	70,895
	SLM Corp.	8,731,405	70,637
	Affiliated Managers Group Inc.	1,028,453	70,326
	MGIC Investment Corp.	7,874,996	69,772
	Houlihan Lokey Inc. Class A	1,179,664	69,659
	Synovus Financial Corp.	3,255,109	68,911
	Community Bank System Inc.	1,244,632	67,783
	Lincoln National Corp.	2,134,949	66,888
	Western Alliance Bancorp	2,110,640	66,738
	Radian Group Inc.	4,455,381	65,093
	United Bankshares Inc.	3,017,811	64,792
	Valley National Bancorp	8,921,674	61,113
	Bank OZK	2,849,262	60,746
	Pinnacle Financial Partners Inc.	1,675,749	59,640
	PennyMac Financial Services Inc.	1,010,268	58,717
*	Brighthouse Financial Inc.	2,164,933	58,258
*,1	LendingTree Inc.	182,973	56,153
	Webster Financial Corp.	2,097,888	55,405
	Umpqua Holdings Corp.	5,120,425	54,379
	OneMain Holdings Inc.	1,718,563	53,705
	Wintrust Financial Corp.	1,339,876	53,662
	National General Holdings Corp.	1,582,207	53,400
	White Mountains Insurance Group Ltd.	68,534	53,388
	CNO Financial Group Inc.	3,297,456	52,891
	Artisan Partners Asset Management Inc. Class A	1,355,350	52,845
	Evercore Inc. Class A	802,202	52,512
	Virtu Financial Inc. Class A	2,279,802	52,458
	Home BancShares Inc.	3,458,313	52,428
	FirstCash Inc.	915,391	52,370
	UMB Financial Corp.	1,060,993	51,999
	FNB Corp.	7,518,120	50,973
	CVB Financial Corp.	2,993,076	49,775
	Old National Bancorp	3,839,452	48,224
	Federated Hermes Inc. Class B	2,212,748	47,596
	Sterling Bancorp	4,523,572	47,588
	BankUnited Inc.	2,149,000	47,085
	American Equity Investment Life Holding Co.	2,138,866	47,034
	Bank of Hawaii Corp.	930,728	47,020
	PacWest Bancorp	2,714,123	46,357
*	Genworth Financial Inc. Class A	13,812,236	46,271
*,1	Open Lending Corp. Class A	1,808,299	46,112
*	Enstar Group Ltd.	281,799	45,511
	Associated Banc-Corp	3,575,173	45,119
	Moelis & Co. Class A	1,283,854	45,115
	BancorpSouth Bank	2,314,010	44,846
	Chimera Investment Corp.	5,399,080	44,272
	Pacific Premier Bancorp Inc.	2,193,765	44,182
	First Hawaiian Inc.	3,019,126	43,687
*	PRA Group Inc.	1,059,628	42,332
	Hamilton Lane Inc. Class A	648,635	41,895
	CIT Group Inc.	2,288,119	40,523

		Shares	Market Value ($000)
	Independent Bank Corp.	765,486	40,096
	Columbia Banking System Inc.	1,664,331	39,694
	Assured Guaranty Ltd.	1,845,358	39,638
	Atlantic Union Bankshares Corp.	1,829,754	39,102
	Cathay General Bancorp	1,758,040	38,114
	Navient Corp.	4,509,210	38,103
	Investors Bancorp Inc.	5,227,619	37,953
	Hancock Whitney Corp.	2,007,425	37,760
	Independent Bank Group Inc.	853,790	37,720
	PennyMac Mortgage Investment Trust	2,308,465	37,097
	Washington Federal Inc.	1,759,016	36,693
*	Texas Capital Bancshares Inc.	1,172,044	36,486
	Walker & Dunlop Inc.	686,525	36,386
	Simmons First National Corp. Class A	2,286,394	36,251
	ServisFirst Bancshares Inc.	1,063,865	36,203
	Fulton Financial Corp.	3,766,686	35,143
	Ameris Bancorp	1,534,637	34,959
	Hilltop Holdings Inc.	1,676,825	34,509
	United Community Banks Inc.	2,008,354	34,001
	BOK Financial Corp.	653,280	33,650
	International Bancshares Corp.	1,248,674	32,540
	Two Harbors Investment Corp.	6,358,604	32,365
	Westamerica Bancorp	593,570	32,261
	Horace Mann Educators Corp.	960,827	32,092
	WSFS Financial Corp.	1,176,685	31,735
	WesBanco Inc.	1,483,753	31,693
	First Interstate BancSystem Inc. Class A	988,757	31,492
	Cohen & Steers Inc.	556,971	31,046
	Apollo Commercial Real Estate Finance Inc.	3,434,189	30,942
	Flagstar Bancorp Inc.	992,224	29,400
	First Merchants Corp.	1,263,818	29,270
	Capitol Federal Financial Inc.	3,136,631	29,061
	Piper Sandler Cos.	397,488	29,017
	First Midwest Bancorp Inc.	2,669,448	28,777
[1]	Broadmark Realty Capital Inc.	2,917,907	28,771
	Trustmark Corp.	1,331,847	28,515
	Renasant Corp.	1,245,598	28,300
	MFA Financial Inc.	10,523,835	28,204
	Park National Corp.	342,215	28,048
	Goosehead Insurance Inc. Class A	322,275	27,906
*	Axos Financial Inc.	1,180,321	27,513
	Mercury General Corp.	645,875	26,720
	Santander Consumer USA Holdings Inc.	1,465,230	26,653
*,1	Encore Capital Group Inc.	690,607	26,651
	First Bancorp	5,090,698	26,573
	Argo Group International Holdings Ltd.	768,541	26,461
*	Palomar Holdings Inc.	252,417	26,312
	First Financial Bancorp	2,174,539	26,105
	Northwest Bancshares Inc.	2,833,305	26,066
	NBT Bancorp Inc.	966,530	25,922
	Banner Corp.	779,746	25,155
	Towne Bank	1,527,481	25,051
	Cadence Bancorp Class A	2,792,119	23,984
*	Focus Financial Partners Inc. Class A	729,779	23,929
	Virtus Investment Partners Inc.	170,007	23,571
	BancFirst Corp.	571,478	23,339
	Safety Insurance Group Inc.	334,341	23,100
	First Citizens BancShares Inc. Class A	71,585	22,820

		Shares	Market Value ($000)
*	eHealth Inc.	285,344	22,542
	Waddell & Reed Financial Inc. Class A	1,435,463	21,317
	Nelnet Inc. Class A	346,060	20,850
	Hope Bancorp Inc.	2,736,799	20,759
	City Holding Co.	355,358	20,472
	Redwood Trust Inc.	2,685,832	20,197
	Provident Financial Services Inc.	1,650,599	20,137
	iStar Inc.	1,667,623	19,695
	ProAssurance Corp.	1,258,372	19,681
	Employers Holdings Inc.	649,382	19,644
	TFS Financial Corp.	1,306,969	19,199
	Eagle Bancorp Inc.	677,571	18,152
	National Bank Holdings Corp. Class A	678,023	17,798
	First Commonwealth Financial Corp.	2,294,416	17,759
	Tompkins Financial Corp.	295,952	16,813
	BGC Partners Inc. Class A	6,960,191	16,704
	Ladder Capital Corp. Class A	2,286,999	16,283
	S&T Bancorp Inc.	914,996	16,186
	Great Western Bancorp Inc.	1,283,974	15,986
	Brookline Bancorp Inc.	1,752,799	15,153
	OFG Bancorp	1,198,963	14,939
	ARMOUR Residential REIT Inc.	1,512,235	14,381
	Kearny Financial Corp.	1,900,953	13,706
*	Ambac Financial Group Inc.	1,065,634	13,608
*	Columbia Financial Inc.	1,207,964	13,408
	National Western Life Group Inc. Class A	72,331	13,220
*	Third Point Reinsurance Ltd.	1,886,519	13,111
*	eXp World Holdings Inc.	319,783	12,900
*	GoHealth Inc. Class A	982,651	12,799
*,1	Lemonade Inc.	256,223	12,739
	American National Group Inc.	187,734	12,678
	Capstead Mortgage Corp.	2,242,504	12,603
	Heartland Financial USA Inc.	405,440	12,161
	TPG RE Finance Trust Inc.	1,416,521	11,984
*	World Acceptance Corp.	112,094	11,832
	KKR Real Estate Finance Trust Inc.	691,879	11,437
[1]	Invesco Mortgage Capital Inc.	4,208,238	11,404
	Berkshire Hills Bancorp Inc.	1,099,438	11,115
	FBL Financial Group Inc. Class A	226,030	10,895
*	StepStone Group Inc. Class A	403,467	10,736
	Northfield Bancorp Inc.	1,106,185	10,088
	United Fire Group Inc.	491,383	9,985
	Boston Private Financial Holdings Inc.	1,767,162	9,755
	WisdomTree Investments Inc.	2,973,712	9,516
*	Assetmark Financial Holdings Inc.	408,912	8,890
	Central Pacific Financial Corp.	605,663	8,219
*	MBIA Inc.	1,216,931	7,375
	Dime Community Bancshares Inc.	638,504	7,222
	State Auto Financial Corp.	381,260	5,246
	Granite Point Mortgage Trust Inc.	651,296	4,618
*	LendingClub Corp.	806,016	3,796
	Associated Capital Group Inc. Class A	42,965	1,552
	GAMCO Investors Inc. Class A	61,753	715
	Fidelity National Financial Inc.	193	6
*,2	Frontier Financial Corp.	1	—
			10,868,516
Health Care (16.6%)
*	Immunomedics Inc.	4,838,361	411,406

		Shares	Market Value ($000)
*	Horizon Therapeutics plc	5,125,025	398,112
*	Insulet Corp.	1,526,801	361,226
	STERIS plc	1,977,987	348,501
	PerkinElmer Inc.	2,600,258	326,358
*	Catalent Inc.	3,785,942	324,304
*	Masimo Corp.	1,150,116	271,496
*	Charles River Laboratories International Inc.	1,155,341	261,627
*	Molina Healthcare Inc.	1,379,161	252,442
*	Bio-Rad Laboratories Inc. Class A	486,028	250,528
*	Sarepta Therapeutics Inc.	1,734,750	243,611
*	Avantor Inc.	10,057,705	226,198
*	Novocure Ltd.	1,998,448	222,447
	Bio-Techne Corp.	896,531	222,098
*	10X Genomics Inc. Class A	1,682,425	209,765
*	Neurocrine Biosciences Inc.	2,168,913	208,563
*	Teladoc Health Inc.	944,548	207,083
*	Livongo Health Inc.	1,399,772	196,038
*	Guardant Health Inc.	1,734,339	193,864
*	Quidel Corp.	829,258	181,923
*	Amedisys Inc.	755,183	178,548
	Chemed Corp.	370,250	177,850
*	Exelixis Inc.	7,186,850	175,718
*	Jazz Pharmaceuticals plc	1,225,501	174,744
*	Repligen Corp.	1,098,950	162,139
*	iRhythm Technologies Inc.	665,724	158,516
*	Penumbra Inc.	797,775	155,071
*	Novavax Inc.	1,425,198	154,420
*	Tandem Diabetes Care Inc.	1,345,741	152,742
*	MyoKardia Inc.	1,109,679	151,283
*	PRA Health Sciences Inc.	1,487,567	150,899
	Encompass Health Corp.	2,313,144	150,308
*	LHC Group Inc.	698,058	148,379
*	Ionis Pharmaceuticals Inc.	3,086,994	146,478
*	Mirati Therapeutics Inc.	880,704	146,241
*	Momenta Pharmaceuticals Inc.	2,774,627	145,612
*	Acceleron Pharma Inc.	1,184,289	133,268
	Hill-Rom Holdings Inc.	1,549,003	129,357
*	Natera Inc.	1,759,626	127,115
*	Syneos Health Inc.	2,172,237	115,476
*	ACADIA Pharmaceuticals Inc.	2,771,287	114,316
*	Blueprint Medicines Corp.	1,221,392	113,223
*	Ultragenyx Pharmaceutical Inc.	1,336,797	109,871
*	Emergent BioSolutions Inc.	1,046,372	108,122
*	Nevro Corp.	758,274	105,628
*	Haemonetics Corp.	1,179,143	102,880
*	Iovance Biotherapeutics Inc.	3,065,927	100,930
*	Arena Pharmaceuticals Inc.	1,341,149	100,304
*	Arrowhead Pharmaceuticals Inc.	2,260,171	97,323
*	Neogen Corp.	1,231,947	96,400
	Premier Inc. Class A	2,834,708	93,063
*	United Therapeutics Corp.	913,225	92,236
*	Adaptive Biotechnologies Corp.	1,894,961	92,152
	Bruker Corp.	2,312,728	91,931
*	Wright Medical Group NV	3,009,651	91,915
*	HealthEquity Inc.	1,783,798	91,634
*	Envista Holdings Corp.	3,707,536	91,502
*	NeoGenomics Inc.	2,440,047	90,013
*	Mylan NV	6,012,679	89,168

		Shares	Market Value ($000)
*	Globus Medical Inc. Class A	1,751,980	86,758
*	Amicus Therapeutics Inc.	6,020,817	85,014
*	ICU Medical Inc.	462,637	84,552
*	Halozyme Therapeutics Inc.	3,188,786	83,801
*	Bluebird Bio Inc.	1,540,572	83,114
*	Global Blood Therapeutics Inc.	1,427,895	78,734
*	Integra LifeSciences Holdings Corp.	1,666,021	78,669
*	FibroGen Inc.	1,892,159	77,806
*	Insmed Inc.	2,360,900	75,879
*	Omnicell Inc.	994,321	74,236
*	Sage Therapeutics Inc.	1,209,162	73,904
*	Medpace Holdings Inc.	659,179	73,663
	Perrigo Co. plc	1,587,538	72,884
*	PTC Therapeutics Inc.	1,496,399	69,957
*	Nektar Therapeutics Class A	4,162,805	69,061
	Ensign Group Inc.	1,188,323	67,806
*	ChemoCentryx Inc.	1,201,942	65,866
*	Fate Therapeutics Inc.	1,616,194	64,599
*	Turning Point Therapeutics Inc.	735,870	64,286
*	Bridgebio Pharma Inc.	1,707,977	64,083
*,1	Invitae Corp.	1,455,566	63,099
*	Denali Therapeutics Inc.	1,726,030	61,844
*	Alkermes plc	3,699,813	61,306
*	Tenet Healthcare Corp.	2,451,621	60,089
*	Acadia Healthcare Co. Inc.	1,966,352	57,968
*	NuVasive Inc.	1,192,204	57,905
*	Pacira BioSciences Inc.	945,025	56,815
*,1	Allakos Inc.	682,649	55,602
*	Reata Pharmaceuticals Inc. Class A	564,764	55,019
*	Allogene Therapeutics Inc.	1,457,975	54,980
*	Merit Medical Systems Inc.	1,226,081	53,334
	CONMED Corp.	664,783	52,298
*	Select Medical Holdings Corp.	2,494,087	51,927
*	Xencor Inc.	1,330,945	51,627
*	Agios Pharmaceuticals Inc.	1,446,483	50,627
*	1Life Healthcare Inc.	1,760,785	49,936
*	Axsome Therapeutics Inc.	693,415	49,406
*	HMS Holdings Corp.	2,057,973	49,288
*,1	Glaukos Corp.	986,947	48,874
*,1	Vir Biotechnology Inc.	1,415,518	48,595
	Patterson Cos. Inc.	2,015,289	48,579
*	Silk Road Medical Inc.	705,025	47,385
*	Deciphera Pharmaceuticals Inc.	917,442	47,065
*	Integer Holdings Corp.	763,822	45,073
*	Inovalon Holdings Inc. Class A	1,680,918	44,460
*	Prestige Consumer Healthcare Inc.	1,167,605	42,524
*	Intra-Cellular Therapies Inc.	1,652,530	42,404
*	Corcept Therapeutics Inc.	2,418,304	42,091
*	Shockwave Medical Inc.	553,266	41,938
*	Editas Medicine Inc.	1,447,451	40,615
*	Magellan Health Inc.	529,559	40,130
*	Inspire Medical Systems Inc.	296,760	38,297
	Healthcare Services Group Inc.	1,729,389	37,234
*	Avanos Medical Inc.	1,111,523	36,925
*	Kodiak Sciences Inc.	623,270	36,904
*,1	Aimmune Therapeutics Inc.	1,064,150	36,660
	Cantel Medical Corp.	832,498	36,580
*,1	OPKO Health Inc.	9,330,951	34,431

		Shares	Market Value ($000)
*	BioTelemetry Inc.	755,043	34,415
*,1	Ligand Pharmaceuticals Inc.	354,715	33,811
*	TG Therapeutics Inc.	1,254,683	33,575
*	REVOLUTION Medicines Inc.	922,526	32,104
*	Ironwood Pharmaceuticals Inc. Class A	3,530,648	31,758
*	MEDNAX Inc.	1,894,659	30,845
*	STAAR Surgical Co.	531,618	30,068
*	Heron Therapeutics Inc.	2,013,273	29,837
*	Twist Bioscience Corp.	390,540	29,669
*	Immunovant Inc.	812,557	28,594
*	Intercept Pharmaceuticals Inc.	651,858	27,026
	Luminex Corp.	1,027,570	26,974
*	Progyny Inc.	902,561	26,562
*	American Well Corp. Class A	873,715	25,897
*	Health Catalyst Inc.	694,889	25,433
*	Supernus Pharmaceuticals Inc.	1,168,412	24,350
*	Madrigal Pharmaceuticals Inc.	198,031	23,512
*	Pennant Group Inc.	587,741	22,663
*,1	SmileDirectClub Inc. Class A	1,936,962	22,624
*	Epizyme Inc.	1,892,445	22,577
*	Evolent Health Inc. Class A	1,797,646	22,309
*	Intellia Therapeutics Inc.	1,091,918	21,707
*	Myriad Genetics Inc.	1,655,372	21,586
*	Apellis Pharmaceuticals Inc.	705,548	21,286
*	REGENXBIO Inc.	740,406	20,376
	National HealthCare Corp.	287,217	17,896
*	CorVel Corp.	209,466	17,895
*,1	Relay Therapeutics Inc.	419,766	17,878
*	Endo International plc	5,366,867	17,711
*,1	Vaxcyte Inc.	356,259	17,592
*	Theravance Biopharma Inc.	1,187,083	17,551
*	Option Care Health Inc.	1,307,765	17,485
	Owens & Minor Inc.	687,588	17,265
*,1	Berkeley Lights Inc.	222,577	16,996
*	Meridian Bioscience Inc.	1,000,297	16,985
*,1	Viela Bio Inc.	574,390	16,129
*	NextGen Healthcare Inc.	1,240,922	15,809
*,1	Inari Medical Inc.	226,361	15,623
*	Karuna Therapeutics Inc.	201,720	15,597
*	Gossamer Bio Inc.	1,238,261	15,367
*	Innoviva Inc.	1,423,520	14,876
*,1	Beam Therapeutics Inc.	603,178	14,850
*,1	Black Diamond Therapeutics Inc.	460,549	13,922
*	Alector Inc.	1,294,462	13,637
*	Tivity Health Inc.	959,607	13,454
*	Orthofix Medical Inc.	424,516	13,219
*	Aerie Pharmaceuticals Inc.	1,079,366	12,704
*	Inogen Inc.	436,166	12,649
*	Sangamo Therapeutics Inc.	1,315,910	12,435
*	Radius Health Inc.	1,082,763	12,278
*	Forma Therapeutics Holdings Inc.	239,761	11,950
*	HealthStream Inc.	592,441	11,890
*	Outset Medical Inc.	233,871	11,694
*	Zogenix Inc.	647,665	11,613
*	Stoke Therapeutics Inc.	343,899	11,517
*	Varex Imaging Corp.	896,934	11,409
*,1	Esperion Therapeutics Inc.	301,045	11,190
*,1	Accolade Inc.	286,816	11,148

		Shares	Market Value ($000)
*	Brookdale Senior Living Inc.	4,254,289	10,806
*	Amneal Pharmaceuticals Inc.	2,718,603	10,548
*	Allovir Inc.	380,072	10,452
*	Zentalis Pharmaceuticals Inc.	317,926	10,393
*	Atara Biotherapeutics Inc.	780,681	10,118
*	Kiniksa Pharmaceuticals Ltd. Class A	563,221	8,629
*	AnaptysBio Inc.	554,279	8,176
	Phibro Animal Health Corp. Class A	454,810	7,914
*	Spectrum Pharmaceuticals Inc.	1,701,431	6,942
*	Natus Medical Inc.	393,334	6,738
*	Generation Bio Co.	211,180	6,528
*	ALX Oncology Holdings Inc.	172,443	6,508
*	Akcea Therapeutics Inc.	355,622	6,451
*	Phathom Pharmaceuticals Inc.	170,736	6,261
*,1	ZIOPHARM Oncology Inc.	2,481,998	6,255
*	NGM Biopharmaceuticals Inc.	379,259	6,034
*,1	Nkarta Inc.	190,720	5,733
*	Tricida Inc.	612,354	5,548
*,1	Clovis Oncology Inc.	924,491	5,390
*	Surgery Partners Inc.	245,743	5,382
*,1	Precigen Inc.	1,527,564	5,346
*	Kymera Therapeutics Inc.	155,816	5,034
*	G1 Therapeutics Inc.	334,392	3,862
*,1	Rubius Therapeutics Inc.	425,088	2,130
*	Oak Street Health Inc.	19,181	1,025
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	13
			14,866,859
Industrials (18.4%)
	IDEX Corp.	1,755,761	320,268
*	Zebra Technologies Corp. Class A	1,240,507	313,178
*	Generac Holdings Inc.	1,460,201	282,753
*	Fair Isaac Corp.	640,697	272,540
*	Teledyne Technologies Inc.	857,268	265,933
	Booz Allen Hamilton Holding Corp. Class A	3,204,616	265,919
	RPM International Inc.	3,022,977	250,423
	Graco Inc.	3,876,198	237,805
	Nordson Corp.	1,207,165	231,558
	Lennox International Inc.	800,677	218,273
	Allegion plc	2,145,044	212,166
	Toro Co.	2,492,071	209,209
*,1	Trex Co. Inc.	2,692,095	192,754
	Watsco Inc.	763,233	177,749
	Pentair plc	3,858,079	176,584
	Owens Corning	2,512,261	172,869
	Genpact Ltd.	4,436,659	172,808
	AptarGroup Inc.	1,499,274	169,718
	Quanta Services Inc.	3,209,676	169,664
	A O Smith Corp.	3,148,300	166,230
*	Sensata Technologies Holding plc	3,656,041	157,722
*	AECOM	3,729,952	156,061
*	HD Supply Holdings Inc.	3,766,924	155,348
	Carlisle Cos. Inc.	1,269,406	155,337
	Howmet Aerospace Inc.	9,129,879	152,652
*	Berry Global Group Inc.	3,084,159	149,027
	Jack Henry & Associates Inc.	891,088	144,882
*	WEX Inc.	1,025,516	142,516
	Sealed Air Corp.	3,620,663	140,518
	MKS Instruments Inc.	1,282,093	140,043

		Shares	Market Value ($000)
	Donaldson Co. Inc.	2,932,593	136,131
	Robert Half International Inc.	2,532,194	134,054
*	Axon Enterprise Inc.	1,476,281	133,899
*	TopBuild Corp.	769,444	131,336
*	Paylocity Holding Corp.	813,480	131,312
	Lincoln Electric Holdings Inc.	1,380,273	127,040
*	Bill.com Holdings Inc.	1,261,156	126,507
	BWX Technologies Inc.	2,216,187	124,794
	Cognex Corp.	1,911,818	124,459
	Knight-Swift Transportation Holdings Inc. Class A	2,968,635	120,823
	Tetra Tech Inc.	1,253,303	119,690
	Sonoco Products Co.	2,334,464	119,221
	CoreLogic Inc.	1,755,462	118,792
	ITT Inc.	2,009,129	118,639
	Oshkosh Corp.	1,583,761	116,406
*	Middleby Corp.	1,293,465	116,037
	MSA Safety Inc.	859,123	115,269
	Landstar System Inc.	892,304	111,975
	Woodward Inc.	1,378,279	110,483
	FLIR Systems Inc.	3,049,609	109,329
*	Axalta Coating Systems Ltd.	4,927,199	109,236
	Brunswick Corp.	1,841,022	108,455
*	Euronet Worldwide Inc.	1,155,330	105,251
	MDU Resources Group Inc.	4,663,437	104,927
	AGCO Corp.	1,393,254	103,477
*	Mercury Systems Inc.	1,293,951	100,229
	ManpowerGroup Inc.	1,350,568	99,037
	Simpson Manufacturing Co. Inc.	1,010,932	98,222
	MAXIMUS Inc.	1,425,634	97,528
	Littelfuse Inc.	537,978	95,405
	Acuity Brands Inc.	921,680	94,334
	Graphic Packaging Holding Co.	6,480,343	91,308
*	FTI Consulting Inc.	851,031	90,184
	Curtiss-Wright Corp.	966,679	90,153
*	XPO Logistics Inc.	1,062,109	89,918
	Regal Beloit Corp.	943,661	88,581
*	Builders FirstSource Inc.	2,714,391	88,543
	Allison Transmission Holdings Inc.	2,499,871	87,846
	Exponent Inc.	1,200,446	86,468
	EMCOR Group Inc.	1,276,787	86,451
	Hubbell Inc. Class B	630,143	86,229
	Eagle Materials Inc.	970,480	83,772
	Flowserve Corp.	3,027,282	82,615
	Louisiana-Pacific Corp.	2,612,069	77,082
*	Saia Inc.	608,162	76,714
	Armstrong World Industries Inc.	1,113,214	76,600
*	Proto Labs Inc.	590,078	76,415
	KBR Inc.	3,311,121	74,037
	Air Lease Corp. Class A	2,513,940	73,960
*	ASGN Inc.	1,160,030	73,732
*	Colfax Corp.	2,340,490	73,398
	nVent Electric plc	3,951,373	69,900
*	Aerojet Rocketdyne Holdings Inc.	1,737,300	69,301
	John Bean Technologies Corp.	737,966	67,812
*	ACI Worldwide Inc.	2,571,428	67,191
	UniFirst Corp.	354,682	67,166
	Silgan Holdings Inc.	1,805,668	66,394
	EnerSys	987,950	66,311

		Shares	Market Value ($000)
	Huntington Ingalls Industries Inc.	470,800	66,265
	Advanced Drainage Systems Inc.	1,051,618	65,663
	Watts Water Technologies Inc. Class A	638,162	63,912
*	AMN Healthcare Services Inc.	1,092,961	63,895
*,1	AZEK Co. Inc. Class A	1,798,533	62,607
*	Coherent Inc.	564,303	62,598
*	Chart Industries Inc.	837,121	58,825
	Valmont Industries Inc.	471,955	58,607
	AAON Inc.	972,336	58,583
	EVERTEC Inc.	1,671,609	58,022
*,1	Virgin Galactic Holdings Inc.	2,993,517	57,565
	Crane Co.	1,147,176	57,508
	Werner Enterprises Inc.	1,366,019	57,359
	MSC Industrial Direct Co. Inc. Class A	899,707	56,933
	ABM Industries Inc.	1,550,674	56,848
	Insperity Inc.	857,373	56,149
*	Masonite International Corp.	569,677	56,056
	Kennametal Inc.	1,928,906	55,823
*	TriNet Group Inc.	939,090	55,707
	Altra Industrial Motion Corp.	1,504,020	55,604
	HB Fuller Co.	1,200,081	54,940
*	MasTec Inc.	1,287,649	54,339
*	Itron Inc.	891,560	54,153
	Franklin Electric Co. Inc.	913,186	53,723
*	Green Dot Corp. Class A	1,055,070	53,397
*	Installed Building Products Inc.	519,999	52,910
	Ryder System Inc.	1,251,752	52,874
	Triton International Ltd.	1,283,189	52,187
	GATX Corp.	814,247	51,908
*	WESCO International Inc.	1,162,727	51,183
*	Navistar International Corp.	1,157,005	50,376
*	ExlService Holdings Inc.	755,197	49,820
	Applied Industrial Technologies Inc.	900,407	49,612
	ESCO Technologies Inc.	605,450	48,775
	Brink's Co.	1,176,630	48,348
*	Kirby Corp.	1,325,792	47,954
*,3	API Group Corp.	3,347,144	47,630
	Spirit AeroSystems Holdings Inc. Class A	2,455,954	46,442
	Macquarie Infrastructure Corp.	1,719,220	46,230
*	SPX Corp.	987,348	45,793
	Moog Inc. Class A	697,940	44,340
	Alliance Data Systems Corp.	1,054,263	44,258
	Badger Meter Inc.	676,836	44,245
*	Summit Materials Inc. Class A	2,653,424	43,888
	ManTech International Corp. Class A	631,037	43,466
	Brady Corp. Class A	1,069,896	42,817
	Cubic Corp.	728,701	42,389
*	SPX FLOW Inc.	986,391	42,237
	Hillenbrand Inc.	1,477,167	41,892
	Comfort Systems USA Inc.	805,906	41,512
	Trinity Industries Inc.	2,068,630	40,338
	Matson Inc.	1,000,924	40,127
*	Pluralsight Inc. Class A	2,340,675	40,096
	Barnes Group Inc.	1,115,990	39,886
*	Beacon Roofing Supply Inc.	1,280,582	39,788
	O-I Glass Inc.	3,647,688	38,629
	Mueller Water Products Inc. Class A	3,668,103	38,112
	Korn Ferry	1,307,841	37,927

		Shares	Market Value ($000)
	Forward Air Corp.	649,517	37,269
*	Dycom Industries Inc.	702,863	37,125
*	Hub Group Inc. Class A	739,214	37,105
*	Atlas Air Worldwide Holdings Inc.	607,294	36,984
*	Vicor Corp.	472,762	36,748
*,1	Bloom Energy Corp. Class A	2,039,593	36,652
	Albany International Corp. Class A	713,177	35,309
	Schneider National Inc. Class B	1,423,493	35,203
	Otter Tail Corp.	949,678	34,350
*	JELD-WEN Holding Inc.	1,518,631	34,321
[1]	Maxar Technologies Inc.	1,343,353	33,503
*	BMC Stock Holdings Inc.	781,683	33,480
*	Meritor Inc.	1,595,493	33,410
	McGrath RentCorp	559,778	33,357
*	Air Transport Services Group Inc.	1,314,300	32,936
	Belden Inc.	1,039,975	32,364
*	Shift4 Payments Inc. Class A	662,959	32,061
*	Resideo Technologies Inc.	2,865,599	31,522
*,1	Livent Corp.	3,395,768	30,460
*	AeroVironment Inc.	503,720	30,228
	Terex Corp.	1,536,499	29,747
*	OSI Systems Inc.	377,865	29,326
*	Verra Mobility Corp. Class A	3,019,955	29,173
[1]	ADT Inc.	3,539,778	28,920
*	Sykes Enterprises Inc.	841,324	28,782
	Astec Industries Inc.	527,369	28,610
*	Kratos Defense & Security Solutions Inc.	1,423,959	27,454
*,1	Cimpress plc	362,340	27,234
	EnPro Industries Inc.	478,805	27,009
*	Enerpac Tool Group Corp. Class A	1,394,867	26,237
	Fluor Corp.	2,943,745	25,934
*	Allegheny Technologies Inc.	2,958,302	25,796
*	FARO Technologies Inc.	414,922	25,302
	Kaman Corp.	645,779	25,166
	Deluxe Corp.	977,066	25,140
*	Atkore International Group Inc.	1,102,666	25,064
	Tennant Co.	409,445	24,714
	Helios Technologies Inc.	673,846	24,528
	Lindsay Corp.	252,847	24,445
*	Ferro Corp.	1,920,393	23,813
	TTEC Holdings Inc.	436,280	23,799
*	TriMas Corp.	1,042,343	23,765
	Griffon Corp.	1,189,712	23,247
*	Herc Holdings Inc.	578,433	22,912
*	Evo Payments Inc. Class A	919,268	22,844
*	GMS Inc.	947,730	22,840
	Greenbrier Cos. Inc.	725,257	21,323
	Encore Wire Corp.	457,010	21,214
	Greif Inc. Class A	585,673	21,207
	Heartland Express Inc.	1,137,758	21,162
*	Huron Consulting Group Inc.	533,946	21,000
	AZZ Inc.	611,025	20,848
*	Parsons Corp.	587,569	19,707
	Primoris Services Corp.	1,070,716	19,316
	Granite Construction Inc.	1,091,638	19,224
*	Welbilt Inc.	2,973,075	18,314
	Raven Industries Inc.	837,334	18,019
	ArcBest Corp.	564,211	17,524

		Shares	Market Value ($000)
	Standex International Corp.	289,501	17,139
*	Cardtronics plc Class A	830,397	16,442
	H&E Equipment Services Inc.	755,304	14,849
	Kforce Inc.	461,300	14,840
	AAR Corp.	780,441	14,672
	Gorman-Rupp Co.	487,913	14,374
	Quanex Building Products Corp.	764,429	14,096
	Wabash National Corp.	1,173,167	14,031
*	American Woodmark Corp.	177,775	13,962
*	TrueBlue Inc.	841,756	13,039
*	SEACOR Holdings Inc.	447,611	13,017
*	Pactiv Evergreen Inc.	1,022,227	12,982
	Kelly Services Inc. Class A	751,875	12,812
*	CIRCOR International Inc.	466,118	12,748
	Apogee Enterprises Inc.	571,081	12,204
*	Conduent Inc.	3,661,965	11,645
*	Gates Industrial Corp. plc	1,000,900	11,130
*	Vivint Smart Home Inc.	650,063	11,103
*	BrightView Holdings Inc.	972,547	11,087
*	Tutor Perini Corp.	937,801	10,438
*	Aegion Corp. Class A	667,395	9,430
*	Thermon Group Holdings Inc.	790,757	8,880
	Hyster-Yale Materials Handling Inc.	234,600	8,715
	MTS Systems Corp.	448,524	8,571
	Kronos Worldwide Inc.	543,484	6,989
	Greif Inc. Class B	176,668	6,975
*	GreenSky Inc. Class A	1,494,052	6,634
	REV Group Inc.	599,611	4,731
	Resources Connection Inc.	359,978	4,158
	Triumph Group Inc.	578,028	3,763
	International Seaways Inc.	257,324	3,760
*	Manitowoc Co. Inc.	405,692	3,412
			16,543,629
Other (0.0%)[4]
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/2024	1,792,706	1,578
*,2	Spirit MTA REIT	529,410	406
*,2	Media General Inc. CVR	2,475,062	96
*,2	First Eagle Private Credit LLC CVR	651,238	60
*,2	Clinical Data Care CVR	297,875	—
			2,140
Real Estate (8.7%)
	Equity LifeStyle Properties Inc.	3,812,254	233,691
*,1	Zillow Group Inc. Class C	2,171,342	220,587
	VICI Properties Inc.	9,410,892	219,933
	Medical Properties Trust Inc.	12,297,560	216,806
	CyrusOne Inc.	2,717,666	190,318
	Gaming & Leisure Properties Inc.	4,873,797	179,989
	American Homes 4 Rent Class A	6,198,067	176,521
	Americold Realty Trust	4,734,951	169,274
	Omega Healthcare Investors Inc.	5,278,551	158,040
	CubeSmart	4,505,388	145,569
	STORE Capital Corp. Class A	5,304,776	145,510
	National Retail Properties Inc.	4,035,782	139,275
	Kilroy Realty Corp.	2,678,335	139,166
	Lamar Advertising Co. Class A	2,009,205	132,949
	Healthcare Trust of America Inc. Class A	5,081,673	132,123
	Rexford Industrial Realty Inc.	2,878,261	131,709

		Shares	Market Value ($000)
*,1	RealPage Inc.	2,132,495	122,917
	EastGroup Properties Inc.	914,643	118,291
	First Industrial Realty Trust Inc.	2,957,900	117,724
	CoreSite Realty Corp.	989,214	117,598
	Apartment Investment & Management Co. Class A	3,462,243	116,747
	Jones Lang LaSalle Inc.	1,204,467	115,219
	Life Storage Inc.	1,090,965	114,846
	American Campus Communities Inc.	3,200,863	111,774
	Kimco Realty Corp.	9,556,115	107,602
	STAG Industrial Inc.	3,467,677	105,729
*	Redfin Corp.	2,082,499	103,979
	Cousins Properties Inc.	3,454,302	98,758
	Douglas Emmett Inc.	3,874,074	97,239
	Healthcare Realty Trust Inc.	3,163,454	95,283
	QTS Realty Trust Inc. Class A	1,425,439	89,831
	Host Hotels & Resorts Inc.	8,201,171	88,491
	Terreno Realty Corp.	1,588,625	86,993
	Physicians Realty Trust	4,839,822	86,681
	Rayonier Inc.	3,172,410	83,879
	VEREIT Inc.	12,534,784	81,476
	Highwoods Properties Inc.	2,416,141	81,110
	Spirit Realty Capital Inc.	2,396,642	80,887
	Brixmor Property Group Inc.	6,896,348	80,618
	Agree Realty Corp.	1,252,129	79,685
	JBG SMITH Properties	2,955,461	79,029
	SL Green Realty Corp.	1,703,846	79,007
	Hudson Pacific Properties Inc.	3,566,397	78,211
	Regency Centers Corp.	1,972,809	75,006
	Equity Commonwealth	2,683,537	71,463
	Vornado Realty Trust	2,000,532	67,438
	Lexington Realty Trust	6,436,781	67,264
	Sabra Health Care REIT Inc.	4,780,799	65,903
	Federal Realty Investment Trust	879,366	64,581
	PotlatchDeltic Corp.	1,477,535	62,204
	Corporate Office Properties Trust	2,609,139	61,889
	National Health Investors Inc.	986,554	59,460
	PS Business Parks Inc.	479,234	58,653
*	Howard Hughes Corp.	958,957	55,236
	Park Hotels & Resorts Inc.	5,480,047	54,746
	Outfront Media Inc.	3,358,278	48,863
	Weingarten Realty Investors	2,830,238	48,001
	EPR Properties	1,735,108	47,715
	Uniti Group Inc.	4,513,370	47,548
	Apple Hospitality REIT Inc.	4,931,346	47,390
	Taubman Centers Inc.	1,362,933	45,372
	Ryman Hospitality Properties Inc.	1,150,121	42,324
	National Storage Affiliates Trust	1,279,064	41,838
	Kennedy-Wilson Holdings Inc.	2,839,017	41,223
	Brandywine Realty Trust	3,965,319	41,001
	Sunstone Hotel Investors Inc.	5,010,888	39,786
	Piedmont Office Realty Trust Inc. Class A	2,930,469	39,766
	CareTrust REIT Inc.	2,224,600	39,587
	Washington REIT	1,913,100	38,511
	Pebblebrook Hotel Trust	3,040,772	38,101
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	817,130	34,540
	RLJ Lodging Trust	3,834,217	33,204
	Industrial Logistics Properties Trust	1,514,874	33,130
	Global Net Lease Inc.	2,078,986	33,056

		Shares	Market Value ($000)
	LTC Properties Inc.	915,630	31,919
	Innovative Industrial Properties Inc.	252,917	31,390
	Paramount Group Inc.	4,402,157	31,167
	Service Properties Trust	3,827,115	30,426
	GEO Group Inc.	2,676,344	30,350
	Colony Capital Inc.	10,670,817	29,131
	Retail Properties of America Inc. Class A	4,999,247	29,046
	Columbia Property Trust Inc.	2,656,276	28,980
	American Assets Trust Inc.	1,191,664	28,707
	Retail Opportunity Investments Corp.	2,614,875	27,234
*	Cushman & Wakefield plc	2,576,501	27,079
	SITE Centers Corp.	3,606,086	25,964
*	Realogy Holdings Corp.	2,689,444	25,388
	Urban Edge Properties	2,587,951	25,155
	Empire State Realty Trust Inc. Class A	4,014,852	24,571
	DiamondRock Hospitality Co.	4,655,535	23,604
	Office Properties Income Trust	1,125,768	23,326
	Xenia Hotels & Resorts Inc.	2,653,979	23,302
	Kite Realty Group Trust	1,966,475	22,772
	Mack-Cali Realty Corp.	1,799,698	22,712
	CoreCivic Inc.	2,778,255	22,226
	Safehold Inc.	357,714	22,214
	Getty Realty Corp.	831,481	21,627
[1]	Macerich Co.	3,139,404	21,317
	Acadia Realty Trust	2,014,417	21,151
	Diversified Healthcare Trust	5,553,585	19,549
	Investors Real Estate Trust	299,182	19,498
	Alexander & Baldwin Inc.	1,604,460	17,986
	Universal Health Realty Income Trust	289,281	16,486
	American Finance Trust Inc. Class A	2,536,182	15,902
*	Marcus & Millichap Inc.	551,780	15,185
	Newmark Group Inc. Class A	3,478,422	15,027
*	St. Joe Co.	688,693	14,208
[1]	Broadstone Net Lease Inc. Class A	829,504	13,919
[1]	Tanger Factory Outlet Centers Inc.	2,057,691	12,408
[1]	Brookfield Property REIT Inc. Class A	993,089	12,155
	Alexander's Inc.	47,478	11,643
*,1	Seritage Growth Properties Class A	759,657	10,217
	Front Yard Residential Corp.	1,090,352	9,530
	RMR Group Inc. Class A	345,924	9,503
	RPT Realty	1,735,791	9,443
	Colony Credit Real Estate Inc.	1,908,442	9,370
	Franklin Street Properties Corp.	2,188,221	8,009
	Saul Centers Inc.	297,241	7,901
*	Forestar Group Inc.	372,120	6,587
	Summit Hotel Properties Inc.	1,237,812	6,412
*	Tejon Ranch Co.	249,510	3,531
	Urstadt Biddle Properties Inc. Class A	379,032	3,487
	Urstadt Biddle Properties Inc.	34,758	293
*	Zillow Group Inc. Class A	846	86
			7,814,956
Technology (14.0%)
	Teradyne Inc.	3,861,029	306,797
*	HubSpot Inc.	1,006,664	294,177
	Monolithic Power Systems Inc.	992,262	277,446
*	Ceridian HCM Holding Inc.	3,087,713	255,200
*	MongoDB Inc. Class A	1,060,886	245,606
	Entegris Inc.	3,135,370	233,083

		Shares	Market Value ($000)
*	Zendesk Inc.	2,184,407	224,819
*	Avalara Inc.	1,755,033	223,486
*	Nuance Communications Inc.	6,565,163	217,898
*	Coupa Software Inc.	779,940	213,891
*	ON Semiconductor Corp.	9,554,680	207,241
*	Guidewire Software Inc.	1,934,305	201,690
*	PTC Inc.	2,429,982	201,008
*	EPAM Systems Inc.	616,996	199,463
*	Aspen Technology Inc.	1,574,778	199,351
*	Five9 Inc.	1,519,607	197,063
*	Anaplan Inc.	2,878,761	180,153
	Universal Display Corp.	985,746	178,164
*	Fastly Inc. Class A	1,892,241	177,265
*	Dynatrace Inc.	4,248,855	174,288
*	Tyler Technologies Inc.	467,795	163,055
*	Cree Inc.	2,550,914	162,595
*	Grubhub Inc.	2,146,094	155,227
	Leidos Holdings Inc.	1,653,345	147,396
*	Cloudflare Inc. Class A	3,586,038	147,243
*	Arrow Electronics Inc.	1,805,405	142,013
*	Proofpoint Inc.	1,340,406	141,480
*	Manhattan Associates Inc.	1,477,152	141,053
*	Elastic NV	1,300,245	140,283
*	Inphi Corp.	1,207,804	135,576
*	Alteryx Inc. Class A	1,182,033	134,220
	SYNNEX Corp.	958,112	134,193
*	Smartsheet Inc. Class A	2,645,744	130,753
*	CACI International Inc. Class A	583,623	124,405
	CDK Global Inc.	2,826,545	123,209
*	Zscaler Inc.	834,743	117,440
	Pegasystems Inc.	935,076	113,182
	Jabil Inc.	3,151,698	107,977
*	Q2 Holdings Inc.	1,180,744	107,755
	Science Applications International Corp.	1,351,659	105,997
	DXC Technology Co.	5,912,356	105,536
*	Everbridge Inc.	804,367	101,133
*	Blackline Inc.	1,124,833	100,819
*	Silicon Laboratories Inc.	1,018,606	99,671
	National Instruments Corp.	2,751,024	98,212
*	II-VI Inc.	2,411,143	97,796
	Cabot Microelectronics Corp.	675,780	96,508
*	Nutanix Inc. Class A	4,345,528	96,384
*	Envestnet Inc.	1,187,967	91,664
*	Cirrus Logic Inc.	1,358,032	91,599
*	Lattice Semiconductor Corp.	3,146,671	91,128
*	F5 Networks Inc.	711,323	87,329
*	Vertiv Holdings Co. Class A	4,964,890	85,992
*	Pure Storage Inc. Class A	5,547,389	85,374
*	Novanta Inc.	776,901	81,839
*	Varonis Systems Inc.	697,195	80,470
*	Semtech Corp.	1,515,547	80,263
	Brooks Automation Inc.	1,715,507	79,359
*	Sailpoint Technologies Holdings Inc.	2,003,564	79,281
*	Change Healthcare Inc.	5,307,681	77,014
*	Qualys Inc.	775,658	76,022
*	Dun & Bradstreet Holdings Inc.	2,949,786	75,692
*	LiveRamp Holdings Inc.	1,455,664	75,360
	Xerox Holdings Corp.	3,960,270	74,334

		Shares	Market Value ($000)
	Power Integrations Inc.	1,320,570	73,160
*	J2 Global Inc.	1,051,719	72,800
*	LivePerson Inc.	1,385,255	72,019
*	New Relic Inc.	1,260,951	71,067
*	NCR Corp.	2,986,855	66,129
*	Rapid7 Inc.	1,067,851	65,395
*	Verint Systems Inc.	1,350,362	65,060
	Blackbaud Inc.	1,152,826	64,362
*	SPS Commerce Inc.	816,757	63,601
	Perspecta Inc.	3,178,462	61,821
*	FireEye Inc.	4,982,697	61,511
*	Synaptics Inc.	756,318	60,823
	Avnet Inc.	2,297,381	59,364
*	Box Inc. Class A	3,391,444	58,876
*	Tenable Holdings Inc.	1,528,906	57,716
*	SVMK Inc.	2,610,095	57,709
*,1	Appian Corp. Class A	875,286	56,675
*	Alarm.com Holdings Inc.	1,024,882	56,625
*	Advanced Energy Industries Inc.	891,650	56,120
*	Bandwidth Inc. Class A	316,808	55,305
*	Teradata Corp.	2,407,591	54,652
*	Diodes Inc.	964,447	54,443
*	Covetrus Inc.	2,230,949	54,435
*	Fabrinet	854,706	53,872
*	Cloudera Inc.	4,808,880	52,369
*	Cornerstone OnDemand Inc.	1,421,504	51,686
*	Medallia Inc.	1,804,684	49,484
	Vishay Intertechnology Inc.	3,084,299	48,023
*	Plexus Corp.	676,846	47,806
*	Appfolio Inc. Class A	337,031	47,794
*	Insight Enterprises Inc.	815,466	46,139
*	FormFactor Inc.	1,791,596	44,665
*	Workiva Inc. Class A	776,172	43,279
*	Rogers Corp.	434,071	42,565
*	Cargurus Inc. Class A	1,944,245	42,054
*	CommVault Systems Inc.	1,026,595	41,885
*	Bottomline Technologies DE Inc.	969,530	40,875
*	Sanmina Corp.	1,496,254	40,474
*	Schrodinger Inc.	836,652	39,749
*	Cerence Inc.	810,827	39,625
*	Ambarella Inc.	757,933	39,549
*,1	Vroom Inc.	755,698	39,130
*	Altair Engineering Inc. Class A	931,891	39,121
	Progress Software Corp.	1,045,945	38,365
*	MACOM Technology Solutions Holdings Inc.	1,087,836	36,997
*	Rambus Inc.	2,641,893	36,168
*	MaxLinear Inc. Class A	1,528,566	35,524
*	NetScout Systems Inc.	1,600,251	34,934
*	Upwork Inc.	1,943,771	33,899
*	Yext Inc.	2,196,547	33,344
*	Yelp Inc. Class A	1,619,351	32,533
	CSG Systems International Inc.	729,664	29,880
*	SolarWinds Corp.	1,456,517	29,626
*	Allscripts Healthcare Solutions Inc.	3,594,330	29,258
	NIC Inc.	1,484,956	29,254
*	PROS Holdings Inc.	909,892	29,062
	Xperi Holding Corp.	2,528,203	29,049
*	Avaya Holdings Corp.	1,838,778	27,949

		Shares	Market Value ($000)
*	PagerDuty Inc.	1,009,618	27,371
*	Super Micro Computer Inc.	1,029,279	27,173
*	TTM Technologies Inc.	2,354,779	26,868
*	Ping Identity Holding Corp.	846,345	26,414
	Shutterstock Inc.	506,592	26,363
*,1	JFrog Ltd.	310,221	26,260
*	MicroStrategy Inc. Class A	169,173	25,471
	Methode Electronics Inc.	832,467	23,725
*	Zuora Inc. Class A	2,213,271	22,885
*	Amkor Technology Inc.	1,970,874	22,074
	Pitney Bowes Inc.	4,039,383	21,449
	Switch Inc. Class A	1,269,913	19,823
*	CEVA Inc.	490,937	19,328
*	nLight Inc.	816,354	19,168
*,1	BigCommerce Holdings Inc.	216,317	18,019
	Benchmark Electronics Inc.	851,574	17,159
*,1	Eventbrite Inc. Class A	1,571,861	17,055
*	Virtusa Corp.	317,723	15,619
*	Jamf Holding Corp.	406,851	15,302
*	Unisys Corp.	1,396,430	14,900
*,1	Duck Creek Technologies Inc.	299,711	13,616
*,1	Rackspace Technology Inc.	696,343	13,432
*	Sprout Social Inc. Class A	348,519	13,418
*,1	3D Systems Corp.	2,658,594	13,054
*	Veeco Instruments Inc.	1,092,149	12,745
[1]	Ebix Inc.	603,327	12,429
*	Vertex Inc. Class A	539,760	12,415
*	ScanSource Inc.	586,134	11,623
*	Groupon Inc. Class A	566,508	11,557
*	Blucora Inc.	1,042,443	9,820
*	Sciplay Corp. Class A	531,099	8,614
*	Forrester Research Inc.	260,459	8,540
*	Endurance International Group Holdings Inc.	1,398,788	8,029
*	MobileIron Inc.	1,091,138	7,649
*	Sumo Logic Inc.	345,000	7,521
*	Diebold Nixdorf Inc.	861,760	6,584
*	TrueCar Inc.	1,129,474	5,647
*	Benefitfocus Inc.	339,838	3,806
*	SecureWorks Corp. Class A	141,374	1,610
*	Bentley Systems Inc. Class B	20,451	642
*	Asana Inc. Class A	19,224	554
			12,603,305
Telecommunications (1.6%)
	Cable One Inc.	126,039	237,638
*	GCI Liberty Inc. Class A	2,238,591	183,475
*	Ciena Corp.	3,573,497	141,832
*	Lumentum Holdings Inc.	1,661,586	124,835
*	Iridium Communications Inc.	2,620,710	67,038
*	Viavi Solutions Inc.	5,311,991	62,310
	Cogent Communications Holdings Inc.	990,085	59,455
*	Acacia Communications Inc.	879,767	59,296
*	Vonage Holdings Corp.	5,424,864	55,496
	Shenandoah Telecommunications Co.	1,100,647	48,907
	Telephone & Data Systems Inc.	2,237,644	41,262
*	CommScope Holding Co. Inc.	4,576,148	41,185
	InterDigital Inc.	716,270	40,870
*	ViaSat Inc.	1,098,550	37,779
*	8x8 Inc.	2,300,012	35,765

		Shares	Market Value ($000)
*	EchoStar Corp. Class A	1,115,726	27,770
	Ubiquiti Inc.	148,796	24,798
*	Infinera Corp.	3,717,399	22,899
*	NETGEAR Inc.	663,361	20,445
	ATN International Inc.	238,706	11,969
	ADTRAN Inc.	1,112,691	11,411
*	United States Cellular Corp.	369,309	10,906
	Plantronics Inc.	721,045	8,537
*	WideOpenWest Inc.	1,149,677	5,967
	Loral Space & Communications Inc.	306,903	5,616
*,1	Gogo Inc.	595,657	5,504
*,1	Globalstar Inc.	14,744,076	4,524
*,1	GTT Communications Inc.	311,032	1,605
			1,399,094
Utilities (3.4%)
	Atmos Energy Corp.	2,868,006	274,153
	Essential Utilities Inc.	5,700,410	229,441
	UGI Corp.	4,844,787	159,781
*	PG&E Corp.	16,932,558	158,997
*	Sunrun Inc.	2,005,402	154,556
	OGE Energy Corp.	4,655,764	139,626
*	Stericycle Inc.	2,127,860	134,183
	Pinnacle West Capital Corp.	1,308,898	97,578
	IDACORP Inc.	1,173,038	93,726
	ONE Gas Inc.	1,230,613	84,925
	NRG Energy Inc.	2,694,743	82,836
	National Fuel Gas Co.	2,010,529	81,607
	Hawaiian Electric Industries Inc.	2,412,593	80,195
	Black Hills Corp.	1,458,388	78,009
	Southwest Gas Holdings Inc.	1,216,337	76,751
	PNM Resources Inc.	1,854,435	76,644
	Portland General Electric Co.	2,082,251	73,920
*	Clean Harbors Inc.	1,164,788	65,263
	American States Water Co.	857,725	64,286
	ALLETE Inc.	1,207,322	62,467
*	Casella Waste Systems Inc. Class A	1,102,183	61,557
	Spire Inc.	1,137,425	60,511
	New Jersey Resources Corp.	2,231,626	60,299
	NorthWestern Corp.	1,176,871	57,243
	Ormat Technologies Inc.	950,059	56,158
	Avista Corp.	1,579,734	53,900
	MGE Energy Inc.	841,216	52,711
*	Advanced Disposal Services Inc.	1,687,398	51,010
	Clearway Energy Inc. Class C	1,884,033	50,794
	California Water Service Group	1,148,336	49,895
*	Evoqua Water Technologies Corp.	2,180,162	46,263
	South Jersey Industries Inc.	2,338,891	45,070
	Northwest Natural Holding Co.	712,313	32,332
*	Harsco Corp.	1,841,666	25,618
	Covanta Holding Corp.	2,775,736	21,512
	Clearway Energy Inc. Class A	794,354	19,621
			3,013,438
Total Common Stocks (Cost $73,063,896)			89,112,813
Preferred Stocks (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $8,003)	75,760	7,462

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[5,6]	Vanguard Market Liquidity Fund	0.117%		15,979,555	1,597,956
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[7]	United States Treasury Bill	0.109%	12/31/20	37,000	36,991
Total Temporary Cash Investments (Cost $1,634,512)					1,634,947
Total Investments (101.1%) (Cost $74,706,411)					90,755,222
Other Assets and Liabilities—Net (-1.1%)					(1,006,359)
Net Assets (100%)					89,748,863
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,083,378,000.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate value of these securities was $47,630,000, representing 0.1% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,144,348,000 was received for securities on loan, of which $1,136,966,000 is held in Vanguard Market Liquidity Fund and $7,382,000 is held in cash.
7	Securities with a value of $32,675,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2020	2,632	197,979	2,256
E-mini S&P Mid-Cap 400 Index	December 2020	1,265	234,771	1,113
				3,369

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Avalara Inc.	9/2/21	BOANA	11,917	(0.157)	—	(458)
Bandwidth Inc. Class A	9/2/21	BOANA	10,504	(0.156)	1,714	—
Bandwidth Inc. Class A	9/2/21	BOANA	10,140	(0.150)	2,078	—
Ollie's Bargain Outlet Holdings Inc.	2/2/21	GSI	43,960	(0.151)	—	(287)
United Therapeutics Corp.	9/2/21	BOANA	12,835	(0.157)	—	(717)
VICI Properties Inc.	2/2/21	GSI	76,260	(0.151)	—	(5,164)
Zendesk Inc.	2/2/21	GSI	48,960	(0.151)	2,497	—
					6,289	(6,626)
1 Based on 1-month USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At September 30, 2020, counterparties had deposited in a segregated account cash of $2,790,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	89,042,419	57,243	13,151	89,112,813
Preferred Stocks	7,462	—	—	7,462
Temporary Cash Investments	1,597,956	36,991	—	1,634,947
Total	90,647,837	94,234	13,151	90,755,222

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,214	—	—	1,214
Swap Contracts	—	6,289	—	6,289
Total	1,214	6,289	—	7,503
Liabilities
Swap Contracts	—	6,626	—	6,626
1	Represents variation margin on the last day of the reporting period.